Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Condensed Consolidated Statements of Cash Flows [Abstract]
Cash received from acquisition	$ 1.3